Contingencies	9 Months Ended
Sep. 30, 2025
Disclosure of contingent liabilities [abstract]
Contingencies	CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings since an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these condensed consolidated interim financial statements. As of September 30, 2025 and December 31, 2024, PEMEX had accrued a reserve of Ps. 31,728,996 and Ps. 13,186,811, respectively, for these contingent liabilities.
As of September 30, 2025, the current status of the principal lawsuits in which PEMEX is involved is as follows:
•On April 4, 2011, Pemex Exploration and Production was summoned before the Séptima Sala Regional Metropolitana (“Seventh Regional Metropolitan Court”) of the Tribunal Federal de Justicia Fiscal y Administrativa (“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/11-17-07-1) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the Sexta Sala Regional Metropolitana (“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S.$193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the Segunda Seccion de la Sala Superior (“Second Section of the Superior Court”) in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito (“Third Administrative Joint Court of the First Circuit”), which was granted. On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court declared the resolution null and void, no amount was granted in favor of the plaintiffs, among others. On February 24, 2022, an amparo (350/2020) was granted in favor of EMS Energy Services de México, S. de R.L. On March 17, 2022, a motion was filed to draw the resolution by the Suprema Corte de Justicia de la Nación (Supreme Court of Justice of the Nation). On June 16, 2022, a resolution was issued in connection with the amparo 350/2020 stating that the plaintiffs partially proved their requests, and the resolution was declared null and void, among others. On August 1, 2022, a motion to review this resolution was filed and admitted (RF 574/2022) by the Third Administrative Joint Court of the First Circuit. On September 13, 2022, representations were made under the amparo (D.A. 539/2022) filed by the plaintiffs before such Court. On April 18, 2024, a resolution was issued by the Third Administrative Joint Court of the First Circuit modifying the appealed judgment, granting the amparo to EMS Energy Services de México, S. de R.L. de C.V. On July 10, 2024, the Superior Court ordered Pemex Exploration and Production to (i) pay U.S.$27,244 plus VAT; (ii) pay damages; (iii) refund the penalties applied for an amount of U.S.$4,143 plus VAT; (iv) refund the standby letter of credit for U.S.$13,975 and (v) payof financial expenses. On August 27, 2024, the tax review was filed. An amparo was filed directly against the compliance with the judgment issued on July 10, 2024, and was admitted under the case D.A. 497/2024, by the Third Administrative Joint Court of the First Circuit. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.
•Micro Smart Systems de México, S. de R.L. de C.V. (MSSM) filed before the Sala Regional del Golfo Norte (Regional Court of the North Gulf) of the Tax and Administrative Federal Court (574/22-18-01-8) challenging a settlement statement dated February 17, 2022 related to a works contract number No. 424049831 issued by Pemex Exploration and Production and seeking U.S.$240,488. On April 5, 2022, the claim was admitted which was notified on May 17, 2022. On July 4, 2022, Pemex Exploration and Production filed a response to this claim, requesting Pemex Exploration and Production evidence, which was filed on August 8, 2022, and admitted by the Regional Court of the North Gulf on August 17, 2022. On September 2, 2022, this Regional Court confirmed the rejection of the evidence filed by the plaintiffs. On September 29, 2022, the First Section of the Superior Court denied a compliant motion filed by MSSM against the settlement statement dated February 17, 2022. On October 3, 2022, it was agreed that the plaintiff would be heard, making various statements in relation to the defense of the claim. On October 7, 2022 a resolution was issued regarding the complaint filed by the plaintiff confirming the resolution issued on August 28, 2018. On November 14, 2022, the First Section of the Superior Court agreed to an amparo proceeding (1833/2022) against acts issued by the Juzgado Octavo de Distrito en Materia Administrativa (Eighth Administrative District Court), in Mexico City and required such authority to render the justified report. On May 17, 2023, the Regional Court of the North Gulf, summoned the parties to file its rejoinders, which were filed by Pemex Exploration and Production on June 14, 2023. On June 22, 2023, the Regional Court ordered the file to be sent to the First Section of the Superior Court. On September 19, 2023, the Northern Gulf Regional Court sent by certified mail the file to the First Section of the Superior Court for a final resolution. On November 14, 2023, the Superior Court published a resolution requiring the Northern Gulf Regional Court to send all the documents that integrate the evidentiary file offered in the trial. On December 12, 2023, an extract of a clarification agreement concerning the referral of evidence to the Superior Court was notified in the jurisdictional gazette. On June 14, 2024, the Superior Court issued a resolution, (574/22-18-01-8/1549/23-PL-09-04), informing the designation of the delegates by Micro Smart Systems de México S. de R.L. de C.V. On September 9, 2024, the trial was suspended until the determination of compliance with the resolution of the First Section of the Superior Chamber issued within the trial 752/17-18-01-7/1625/19-S1-05-04 becomes final. On February 17, 2025, the Eighth District Court in Administrative Matters of the First Circuit denied the amparo filed by Micro Smart Systems de México S. de R.L. de C.V. (case 1560/2024-VIII) against a September 10, 2024 resolution of the First Section of the Superior Chamber of the Federal Court of Administrative Justice (Tribunal Federal de Justicia Administrativa). In that resolution, the TFJA had found that its prior judgment was complied with because the contested settlement was annulled and replaced with a new one reflecting the effects ordered in the nullity judgment. On March 11, 2025, Micro Smart Systems appealed the denial of the amparo. On April 3, 2025, the First Section of the Superior Chamber of the Federal Court of Administrative Justice decided to wait for the outcome of the amparo case before lifting a suspension issued on September 4, 2024, and before issuing its final ruling. On April 21, 2025, the Twenty-Fourth Administrative Joint Court of the First Circuit admitted an ancillary appeal for review filed by Pemex Exploration and Production. On June 25, 2025, through a resolution issued within the amparo review proceeding R.A. 519/2025, the Third Joint Administrative Court of the First Circuit determined, due to court assignment and considering that it had previously taken cognizance of the amparo review R.A. 153/2023 — which derived from the nullity trial 752/17-18-01-7/1625/19-S1-05-04 — to assume jurisdiction over the matter. As of the date of these condensed consolidated interim financial statements, the final resolution of this process is pending.

•Constructora Norberto Odebrecht, S.A de C.V. filed an administrative claim against Pemex Industrial Transformation (file No. 4742/19-17-01-7) seeking U.S.$113,582 and Ps.14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019, and issued by Pemex Industrial Transformation, which awarded U.S.$51,454 in favor of Pemex Industrial Transformation. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. The accounting expert filed his opinion. On June 2, 2022 an opinion by the accounting expert appointed by Pemex Industrial Transformation was filed. A third accounting expert was appointed, who did not ratify his position; therefore, a resolution dated October 2, 2023 was issued requesting the Expert Unit to appoint another expert. On February 2, 2024, the independent accounting expert accepted his assignment and was awarded 15 days to render his report. On March 19, 2024, the Superior Court decided to exercise its power of attraction. On May 2, 2024, the Superior Court issued a resolution requesting the Expert Unit to appoint another expert, since the previously appointed expert did not ratify the report. On August 2, 2024, a resolution was issued, granting the independent expert a term to render the report and ratify it. On February 28, 2025, the investigation was declared concluded, and the records were sent to the Pleno de la Sala Superior (Plenary of the Superior Chamber) for the issuance of the judgment. On May 15, 2025, through a resolution issued by the Superior Chamber, acknowledgment of receipt of the original case files was recorded, and the case remains under analysis by the Superior Chamber. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On November 24, 2021, Pemex Industrial Transformation filed a repeal request (no. RRL2021014568) seeking that the resolutions dated October 7, 2021, issued by the Hydrocarbons Verification Manager of the Tax Administration Service be declared null and void. These resolutions established charges for Special Taxes on Production and Services, Value Added Taxes, fines among other for an amount of Ps. 3,084,975. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On September 9, 2022, Pemex Industrial Transformation filed a repeal request against a tax credit for the 2016 fiscal year related to the Special Tax on Production and Services and Value Added Tax for an amount of Ps.5,852,222, seeking that this resolution is declared null and void. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On September 22, 2023, Pemex Industrial Transformation filed a repeal request against a tax credit for the 2017 fiscal year related to the Special Tax on Production and Services and Value Added Tax, updates, fines and surcharges for the months of January to December 2017 for an amount of Ps.8,349,608, seeking that this resolution be declared null and void. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On March 7, 2025, Pemex Logistics and PMI SP, filed a response to the Request for Arbitration submitted by MONTERRA ENERGY, S. DE R.L. DE C.V., identified with the number CCI 29125/PDP, stemming from an alleged breach of contract, regarding various conditions precedent, including capital contributions and the purchase and sale of shares to acquire a Hydrocarbon Storage Terminal in Tuxpan Veracruz, for an amount of Ps.6,010,259. The deadline granted by the Court Secretariat for the nominated Co-Arbitrators to appoint the president of the arbitral tribunal on or before March 26, 2025, is currently running. The drafting of the Terms of Reference and the holding of the Conference on the Conduct of Proceedings are pending. On July 25, 2025, the Conference on the Conduct of Proceedings took place, during which the parties, by mutual agreement, determined the mechanism for managing the arbitration and agreed to prepare the procedural calendar and the Terms of Reference, in which the parties’ preliminary positions would be recorded. At the parties’ request, the Arbitral Tribunal, by Procedural Order No. 2 dated September 16, 2025, ordered a suspension of the proceedings until November 12 of the same year. On November 12, 2025, Servicios y Terminales de Tuxpan, S.A. de C.V., Monterra Energy, S. de R.L. de C.V., Tuxpan Port Terminal, S.A. de C.V., Petróleos Mexicanos and P.M.l. Servicios Portuarios Transoceánico, S.A de C.V., withdrew from the arbitration proceedings, being that in Procedural Order number 3, of November 20, 2025, the President of the Arbitral Tribunal declares the early termination of the proceedings by agreement of the parties. As of the date of these condensed consolidated interim financial statements, both the trial and the arbitration procedure were dismissed.

•On June 17, 2025, COMPAÑÍA MINERA SAN ALEJANDRO, S.A. de C.V. filed a civil lawsuit against Petróleos Mexicanos seeking indemnification related to the alleged breach of Preparatory Contract PM-2019-004. The ordinary civil action, docketed as case 2065/2025, was filed before the Fourteenth District Court for Civil Matters in Mexico City. The plaintiff also claimed damages in the amount of Ps.7,316,929 for equipment maintenance costs, as well as other resources and expenses incurred during the contractual period, and an additional Ps.2,353,719 for loss of fair profit. On June 20, 2025, PEMEX submitted its response to the claim, denying liability and raising exceptions and defenses. On June 24, 2025, following a hearing with the opposing party, the claim was deemed answered. On July 1, 2025, the Court admitted for processing the objection regarding the impropriety of the procedural route, which remains pending resolution. As of the date of these condensed consolidated interim financial statements, the final resolution of this action is pending.
The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these condensed consolidated interim financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.